FORUM FUNDS

                       Supplement Dated December 20, 2000

                       to Prospectus Dated August 1, 2000

At a special meeting of shareholders dated December 1, 2000, shareholders of Investors High Grade Bond Fund (the "Fund"), a series of Forum Funds, approved the Fund's reorganization into Intermediate Bond Fund, a series of the Stratevest Funds. The Fund and Intermediate Bond Fund have substantially similar investment objectives and investment policies. The Board of Trustees of Forum Funds approved the reorganization of the Fund on October 2, 2000.

The reorganization is scheduled to occur on January 8, 2001. On that date, shareholders of the Fund will become shareholders of Intermediate Bond Fund. If you do not want to become a shareholder of Intermediate Bond Fund on January 8, 2001, you should submit a redemption request to the Fund's transfer agent on or before 4:00 p.m., Eastern time on January 5, 2001.

The Fund's reorganization is expected to be a tax-free transaction. You will not be charged any sales charges in connection with the reorganization.

If you have any questions, or if you want to request a copy of the proxy materials, you should call 1-800-943-6786 or (207) 879-0001.

                                   FORUM FUNDS

                       Supplement Dated December 20, 2000

                       to Prospectus Dated October 1, 2000

At a special meeting of shareholders dated December 1, 2000, shareholders of Investors Equity Fund (the "Fund"), a series of Forum Funds, approved the Fund's reorganization into Large Cap Core Fund, a series of the Stratevest Funds. The Fund and Large Cap Core Fund have substantially similar investment objectives and investment policies. The Board of Trustees of Forum Funds approved the reorganization of the Fund on October 2, 2000.

The reorganization is scheduled to occur on January 8, 2001. On that date, shareholders of the Fund will become shareholders of Large Cap Core Fund. If you do not want to become a shareholder of Large Cap Core Fund on January 8, 2001, you should submit a redemption request to the Fund's transfer agent on or before 4:00 p.m., Eastern time on January 5, 2001.

You  may  not   purchase   shares  of  Large  Cap  Core  Fund  until  after  the
reorganization occurs.

The Fund's reorganization is expected to be a tax-free transaction. You will not be charged any sales charges in connection with the reorganization.

If you have any questions, or if you want to request a copy of the proxy materials, you should call 1-800-943-6786 or (207) 879-0001.

                                   FORUM FUNDS

                       Supplement Dated December 20, 2000

                       to Prospectus Dated August 1, 2000

At a special meeting of shareholders dated December 1, 2000, shareholders of Investors Growth Fund (the "Fund"), a series of Forum Funds, approved the Fund's reorganization into Large Cap Core Fund, a series of the Stratevest Funds. The Fund and Large Cap Core Fund have substantially similar investment objectives and investment policies. The Board of Trustees of Forum Funds approved the reorganization of the Fund on October 2, 2000.

The reorganization is scheduled to occur on January 8, 2001. On that date, shareholders of the Fund will become shareholders of Large Cap Core Fund. If you do not want to become a shareholder of Large Cap Core Fund on January 8, 2001, you should submit a redemption request to the Fund's transfer agent on or before 4:00 p.m., Eastern time on January 5, 2001.

You  may  not   purchase   shares  of  Large  Cap  Core  Fund  until  after  the
reorganization occurs.

The Fund's reorganization is expected to be a tax-free transaction. You will not be charged any sales charges in connection with the reorganization.

If you have any questions, or if you want to request a copy of the proxy materials, you should call 1-800-943-6786 or (207) 879-0001.